SHORT-TERM BANK LOANS AND CURRENT MATURITIES	12 Months Ended
Dec. 31, 2012
SHORT-TERM BANK LOANS AND CURRENT MATURITIES [Abstract]
SHORT-TERM BANK LOANS AND CURRENT MATURITIES
NOTE 9:-	SHORT-TERM BANK LOANS AND CURRENT MATURITIES

	Weighted interest rate as of December 31, 2012	December 31,
Loan currency	%	2012	2011

NIS	6.70	$929	$3,904
	$4.8	4,937	2,932
Euro	4.67	93	-

		5,959	6,836
Current maturities	4.97	424	660

		$6,383	$7,496

The repayment of the Company's bank debt (to Bank Leumi) is secured by a first priority floating charge on all of the Company's assets, and by a first priority fixed charge on all of the Company's issued and unpaid share capital, its goodwill and its shares of its Israeli subsidiaries.

The loan terms restrict substantial asset sales, cash dividends, and certain inter-company and shareholders payments. In addition, the Company and its Israeli subsidiaries entered into a series of inter-company guarantees in favor of the bank.

There were no Bank Leumi covenants related to short term loans applicable for the fiscal years 2012 and 2011.